Subsidiaries with material non-controlling interest - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	$ 739,545	$ 589,152
Non-current assets	3,822,266	3,390,465
Current liabilities	(844,937)	(360,436)
Non-current liabilities	(1,178,343)	(819,324)
Total shareholders' equity, net	2,538,531	2,799,857	$ 2,968,200	$ 3,028,226
Shareholders of the parent	2,368,326	2,627,460
Non-controlling interests	170,205	172,397	$ 196,678
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	190,658	166,396
Non-current assets	504,173	553,754
Current liabilities	(158,745)	(170,896)
Non-current liabilities	(168,774)	(195,809)
Total shareholders' equity, net	367,312	353,445
Shareholders of the parent	218,520	208,944
Non-controlling interests	148,792	144,501
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	84,953	104,076
Non-current assets	41,490	30,486
Current liabilities	(25,381)	(22,329)
Non-current liabilities	(61,150)	(56,587)
Total shareholders' equity, net	39,912	55,646
Shareholders of the parent	19,848	29,525
Non-controlling interests	20,064	26,121
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	4,604	6,814
Non-current assets	323	0
Current liabilities	(1,718)	(2,694)
Non-current liabilities	0	0
Total shareholders' equity, net	3,209	4,120
Shareholders of the parent	1,925	2,472
Non-controlling interests	1,284	1,648
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	556	2,064
Non-current assets	400	169
Current liabilities	0	(1,071)
Non-current liabilities	(740)	(740)
Total shareholders' equity, net	216	422
Shareholders of the parent	151	295
Non-controlling interests	$ 65	$ 127